UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22894
INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024

Item 1. Report to Stockholders.

(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Kennedy Capital
ESG SMID Cap Fund
Institutional Class/KESGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Kennedy Capital ESG SMID Cap Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.kennedycapital.com/esg-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital ESG SMID Cap Fund (Institutional Class/KESGX)	$41	0.82%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$59,276,555
Total number of portfolio holdings	94
Total advisory fee paid/(reimbursed)	$119,076
Portfolio turnover rate as of the end of the reporting period	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Teledyne Technologies, Inc.	1.9%
CyberArk Software Ltd.	1.8%
Descartes Systems Group, Inc.	1.6%
Globus Medical, Inc., Class A	1.6%
SPX Technologies, Inc.	1.6%
Reliance, Inc.	1.5%
Carlisle Cos., Inc.	1.5%
TD SYNNEX Corp.	1.5%
Tetra Tech, Inc.	1.5%
Barnes Group, Inc.	1.5%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.kennedycapital.com/esg-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 882-8825 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund's distributor.
Kennedy Capital
Small Cap Growth Fund
Institutional Class/KGROX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Kennedy Capital Small Cap Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.kennedycapital.com/kgrox-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital Small Cap Growth Fund (Institutional Class/KGROX)	$46	0.89%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$587,425
Total number of portfolio holdings	76
Total advisory fee paid/(reimbursed)	$(88,369)
Portfolio turnover rate as of the end of the reporting period	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Wingstop, Inc.	3.4%
Globus Medical, Inc., Class A	2.7%
Informatica, Inc. - Class A	2.6%
Vertex, Inc.	2.6%
Casella Waste Systems, Inc. - Class A	2.5%
Chefs' Warehouse, Inc.	2.5%
Baldwin Insurance Group, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.4%
Tetra Tech, Inc.	2.4%
Shift4 Payments, Inc. - Class A	2.3%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.kennedycapital.com/kgrox-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 882-8825 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund's distributor.
Kennedy Capital
Small Cap Value Fund
Institutional Class/KVALX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Kennedy Capital Small Cap Value Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.kennedycapital.com/kvalx-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital Small Cap Value Fund (Institutional Class/KVALX)	$45	0.89%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$19,794,932
Total number of portfolio holdings	111
Total advisory fee paid/(reimbursed)	$(14,786)
Portfolio turnover rate as of the end of the reporting period	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Stifel Financial Corp.	1.9%
Hawkins, Inc.	1.8%
Wintrust Financial Corp.	1.7%
Bank OZK	1.7%
Carpenter Technology Corp.	1.7%
National Bank Holdings Corp. - Class A	1.6%
Insight Enterprises, Inc.	1.6%
Halozyme Therapeutics, Inc.	1.5%
Alamo Group, Inc.	1.5%
AZZ, Inc.	1.5%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.kennedycapital.com/kvalx-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 882-8825 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund's distributor.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Kennedy Capital ESG SMID Cap Fund

(Institutional Class: KESGX)

Kennedy Capital Small Cap Growth Fund

(Institutional Class: KGROX)

Kennedy Capital Small Cap Value Fund

(Institutional Class: KVALX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

June 30, 2024

Kennedy Capital ESG SMID Cap Fund

Kennedy Capital Small Cap Growth Fund

Kennedy Capita Small Cap Value Fund

Each a series of Investment Managers Series Trust II

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
Kennedy Capital ESG SMID Cap Fund	1
Kennedy Capital Small Cap Growth Fund	5
Kennedy Capital Small Cap Value Fund	8
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets
Kennedy Capital ESG SMID Cap Fund	14
Kennedy Capital Small Cap Growth Fund	15
Kennedy Capital Small Cap Value Fund	16
Financial Highlights
Kennedy Capital ESG SMID Cap Fund	17
Kennedy Capital Small Cap Growth Fund	18
Kennedy Capital Small Cap Value Fund	19
Notes to Financial Statements	20

This report and the financial statements contained herein are provided for the general information of the shareholders of the Kennedy Capital Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.kennedycapital.com

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.9%
	CONSUMER DISCRETIONARY — 9.6%
7,240	Brunswick Corp.	$526,855
1,194	Cavco Industries, Inc.*	413,327
6,741	Helen of Troy, Ltd.*,1	625,160
11,940	LKQ Corp.	496,585
5,911	Marriott Vacations Worldwide Corp.	516,149
1,688	Pool Corp.	518,773
16,455	Steven Madden Ltd.	696,046
1,697	TopBuild Corp.*	653,803
1,601	Ulta Beauty, Inc.*	617,778
7,963	Wyndham Hotels & Resorts, Inc.	589,262

		5,653,738
	CONSUMER STAPLES — 1.3%

7,574	Post Holdings, Inc.*	788,908
	ENERGY — 1.0%
13,703	ChampionX Corp.	455,076
10,090	DMC Global, Inc.*	145,498

		600,574
	FINANCIALS — 13.8%
3,070	Assurant, Inc.	510,388
8,581	Brown & Brown, Inc.	767,227
8,280	East West Bancorp, Inc.	606,344
1,379	FactSet Research Systems, Inc.	563,004
3,817	Jack Henry & Associates, Inc.	633,698
2,788	LPL Financial Holdings, Inc.	778,688
7,803	Popular, Inc.[1]	690,019
5,268	Selective Insurance Group, Inc.	494,297
7,140	SouthState Corp.	545,639
8,137	Stifel Financial Corp.	684,729
10,025	Voya Financial, Inc.	713,279
8,098	Western Alliance Bancorp	508,716
7,146	Wintrust Financial Corp.	704,310

		8,200,338
	HEALTH CARE — 14.8%
15,796	AtriCure, Inc.*	359,675
19,150	Avantor, Inc.*	405,980
3,555	Axsome Therapeutics, Inc.*	286,177
3,028	Charles River Laboratories International, Inc.*	625,524
1,376	Chemed Corp.	746,590
9,120	Encompass Health Corp.	782,405
13,603	Enovis Corp.*	614,856
26,036	Evolent Health, Inc. - Class A*	497,808

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
14,116	Globus Medical, Inc., Class A*	$966,805
65,678	Health Catalyst, Inc.*	419,682
1,831	ICON PLC*,1	573,964
6,104	ICU Medical, Inc.*	724,850
2,446	Inspire Medical Systems, Inc.*	327,348
9,179	Ionis Pharmaceuticals, Inc.*	437,471
10,134	LivaNova PLC*,1	555,546
3,155	Neurocrine Biosciences, Inc.*	434,349

		8,759,030
	INDUSTRIALS — 26.7%
8,914	Albany International Corp. - Class A	752,787
9,217	Arcosa, Inc.	768,790
24,296	Atmus Filtration Technologies, Inc.*	699,239
20,875	Barnes Group, Inc.	864,434
1,844	CACI International, Inc. - Class A*	793,160
2,190	Carlisle Cos., Inc.	887,410
2,576	Casella Waste Systems, Inc. - Class A*	255,591
2,475	Chart Industries, Inc.*	357,241
5,480	Crane Co.	794,490
15,456	Enerpac Tool Group Corp. - Class A	590,110
2,789	ESCO Technologies, Inc.	292,957
44,341	Gates Industrial Corp. PLC*,1	701,031
12,284	Hexcel Corp.	767,136
3,304	IDEX Corp.	664,765
28,331	Leonardo DRS, Inc.*	722,724
4,060	MSA Safety, Inc.	762,021
2,799	Nordson Corp.	649,200
5,920	Regal Rexnord Corp.	800,502
17,305	REV Group, Inc.	430,721
6,605	SPX Technologies, Inc.*	938,835
4,263	Tetra Tech, Inc.	871,698
12,746	Thermon Group Holdings, Inc.*	392,067
7,114	Trex Co., Inc.*	527,290
19,124	Zurn Elkay Water Solutions Corp.	562,246

		15,846,445
	INFORMATION TECHNOLOGY — 16.5%
18,923	Allegro MicroSystems, Inc.*	534,385
1,928	Badger Meter, Inc.	359,283
6,611	Blackbaud, Inc.*	503,560
8,953	Coherent Corp.*	648,734
3,975	CyberArk Software Ltd.*,1	1,086,844
10,006	Descartes Systems Group, Inc.*,1	968,981
1,696	F5, Inc.*	292,102

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
1,428	Fabrinet*,1	$349,560
2,573	Manhattan Associates, Inc.*	634,708
4,388	OSI Systems, Inc.*	603,438
6,046	Silicon Motion Technology Corp. ADR	489,666
3,475	SPS Commerce, Inc.*	653,856
7,577	TD SYNNEX Corp.	874,386
2,893	Teledyne Technologies, Inc.*	1,122,426
11,191	Trimble, Inc.*	625,801

		9,747,730
	MATERIALS — 5.5%
2,778	Avery Dennison Corp.	607,410
15,031	Avient Corp.	656,103
6,393	Knife River Corp.*	448,405
3,114	Reliance, Inc.	889,358
6,208	RPM International, Inc.	668,478

		3,269,754
	REAL ESTATE — 4.8%
2,512	Jones Lang LaSalle, Inc.*	515,664
27,075	Kite Realty Group Trust - REIT	605,939
4,664	Mid-America Apartment Communities, Inc., REIT	665,133
13,709	Rexford Industrial Realty, Inc. - REIT	611,284
31,931	Xenia Hotels & Resorts, Inc. - REIT	457,571

		2,855,591
	UTILITIES — 1.9%
20,253	Atlantica Sustainable Infrastructure PLC[1]	444,553
17,887	Essential Utilities, Inc.	667,722
		1,112,275
	TOTAL COMMON STOCKS
	(Cost $49,921,802)	56,834,383

Principal Amount
	SHORT-TERM INVESTMENTS — 4.1%
$2,463,401	Goldman Sachs FS Government Fund - Institutional Class, 5.14%[2]	2,463,401
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,463,401)	2,463,401

	TOTAL INVESTMENTS — 100.0%
	(Cost $52,385,203)	59,297,784
	Liabilities in Excess of Other Assets — (0.0)%	(21,229)
	NET ASSETS — 100.0%	$59,276,555

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

PLC – Public Limited Company
ADR – American Depository Receipt
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Kennedy Capital Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.7%
	COMMUNICATION SERVICES — 2.2%
983	Magnite, Inc.*	$13,064
	CONSUMER DISCRETIONARY — 11.9%
161	Dutch Bros, Inc. - Class A*	6,665
41	Installed Building Products, Inc.	8,433
48	Marriott Vacations Worldwide Corp.	4,191
157	Planet Fitness, Inc. - Class A*	11,554
179	Skyline Champion Corp.*	12,127
446	Universal Technical Institute, Inc.*	7,016
47	Wingstop, Inc.	19,865

		69,851
	CONSUMER STAPLES — 4.2%
364	Chefs' Warehouse, Inc.*	14,236
48	elf Beauty, Inc.*	10,115

		24,351
	FINANCIALS — 7.8%
131	Axos Financial, Inc.*	7,487
394	Baldwin Insurance Group, Inc.*	13,975
184	Shift4 Payments, Inc. - Class A*	13,496
133	Triumph Financial, Inc.*	10,873

		45,831
	HEALTH CARE — 19.0%
111	4D Molecular Therapeutics, Inc.*	2,330
52	Apogee Therapeutics, Inc.*	2,046
86	Arvinas, Inc.*	2,289
197	Avadel Pharmaceuticals PLC - ADR*	2,770
388	Avid Bioservices, Inc.*	2,770
125	Bicycle Therapeutics PLC - ADR*	2,530
65	Biohaven, Ltd.*,1	2,256
105	Bruker Corp.	6,700
203	Catalyst Pharmaceuticals, Inc.*	3,144
184	Edgewise Therapeutics, Inc.*	3,314
99	Enovis Corp.*	4,475
281	Evolent Health, Inc. - Class A*	5,373
406	Fortrea Holdings, Inc.*	9,476
230	Globus Medical, Inc., Class A*	15,753
86	Halozyme Therapeutics, Inc.*	4,503
88	Ionis Pharmaceuticals, Inc.*	4,194
122	LivaNova PLC*,1	6,688
281	Neumora Therapeutics, Inc.*	2,762
11	OmniAb, Inc. Earnout Shares[2]	—
11	OmniAb, Inc. Earnout Shares[2]	—

Kennedy Capital Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
211	Option Care Health, Inc.*	$5,845
219	Phathom Pharmaceuticals, Inc.*	2,256
130	Protagonist Therapeutics, Inc.*	4,504
71	SpringWorks Therapeutics, Inc.*	2,674
243	Surgery Partners, Inc.*	5,781
208	Verona Pharma PLC - ADR*	3,008
81	Viking Therapeutics, Inc.*	4,294

		111,735
	INDUSTRIALS — 24.7%
95	AAON, Inc.	8,288
542	ACV Auctions, Inc. - Class A*	9,891
556	Array Technologies, Inc.*	5,705
148	Casella Waste Systems, Inc. - Class A*	14,685
79	Chart Industries, Inc.*	11,403
44	Comfort Systems USA, Inc.	13,381
64	Crane Co.	9,279
462	Leonardo DRS, Inc.*	11,786
77	MasTec, Inc.*	8,238
83	NV5 Global, Inc.*	7,716
44	Paylocity Holding Corp.*	5,801
68	Tetra Tech, Inc.	13,905
92	Trex Co., Inc.*	6,819
80	UFP Industries, Inc.	8,960
244	WillScot Mobile Mini Holdings Corp.*	9,184

		145,041
	INFORMATION TECHNOLOGY — 29.4%
120	ASGN, Inc.*	10,580
36	CyberArk Software Ltd.*,1	9,843
319	DoubleVerify Holdings, Inc.*	6,211
38	Fabrinet*,1	9,302
158	Five9, Inc.*	6,968
631	Harmonic, Inc.*	7,427
71	Impinj Inc*	11,131
502	Informatica, Inc. - Class A*	15,502
59	Insight Enterprises, Inc.*	11,703
125	MACOM Technology Solutions Holdings, Inc.*	13,934
229	Napco Security Technologies, Inc.	11,896
36	Onto Innovation, Inc.*	7,904
290	PagerDuty, Inc.*	6,650
295	SentinelOne, Inc. - Class A*	6,210
70	SiTime Corp.*	8,706
315	SMART Global Holdings, Inc.*,1	7,204
152	Smartsheet, Inc. - Class A*	6,700

Kennedy Capital Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
418	Vertex, Inc.*	$15,069

		172,940
	REAL ESTATE — 1.5%
80	Innovative Industrial Properties, Inc. - REIT	8,738
	TOTAL COMMON STOCKS
	(Cost $494,199)	591,551

Principal Amount
	SHORT-TERM INVESTMENTS — 4.7%
$27,856	Goldman Sachs FS Government Fund - Institutional Class, 5.14%[3]	27,856
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $27,856)	27,856

	TOTAL INVESTMENTS — 105.4%
	(Cost $522,055)	619,407
	Liabilities in Excess of Other Assets — (5.4)%	(31,982)
	NET ASSETS — 100.0%	$587,425
ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.5%
	CONSUMER DISCRETIONARY — 5.7%
1,347	Brinker International, Inc.*	$97,509
289	Cavco Industries, Inc.*	100,043
15,521	Dana, Inc.	188,114
2,671	Green Brick Partners, Inc.*	152,888
1,053	Helen of Troy, Ltd.*,1	97,655
1,029	Installed Building Products, Inc.	211,645
2,124	Johnson Outdoors, Inc. - Class A	74,298
436	Patrick Industries, Inc.	47,328
3,922	Steven Madden Ltd.	165,901

		1,135,381
	CONSUMER STAPLES — 1.7%
3,731	BellRing Brands, Inc. - Class A*	213,189
5,232	Calavo Growers, Inc.	118,767

		331,956
	ENERGY — 6.2%
5,156	ChampionX Corp.	171,231
3,161	Civitas Resources, Inc.	218,109
2,312	Helmerich & Payne, Inc.	83,556
6,206	Northern Oil & Gas, Inc.	230,677
23,150	Oil States International, Inc.*	102,786
20,636	ProPetro Holding Corp.*	178,914
5,544	SM Energy Co.	239,667

		1,224,940
	FINANCIALS — 23.7%
4,937	1st Source Corp.	264,722
14,160	Banc of California, Inc.	180,965
8,236	Bank OZK	337,676
4,182	BankUnited, Inc.	122,407
2,826	Cadence Bank	79,919
4,280	Columbia Banking System, Inc.	85,129
3,552	Enterprise Financial Services Corp.	145,312
12,368	First Foundation, Inc.	81,010
4,585	Five Star Bancorp	108,435
22,375	Heritage Commerce Corp.	194,663
8,382	Home BancShares, Inc.	200,833
436	Houlihan Lokey, Inc.	58,799
2,638	Lakeland Financial Corp.	162,290
8,279	National Bank Holdings Corp. - Class A	323,295
6,436	Origin Bancorp, Inc.	204,150
7,986	Peapack-Gladstone Financial Corp.	180,883
3,007	Pinnacle Financial Partners, Inc.	240,680
818	Piper Sandler Cos.	188,279

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,293	Preferred Bank	$97,609
2,544	Selective Insurance Group, Inc.	238,704
1,652	SouthState Corp.	126,246
4,535	Stifel Financial Corp.	381,620
3,246	Texas Capital Bancshares, Inc.*	198,460
5,292	WaFd, Inc.	151,245
3,462	Wintrust Financial Corp.	341,215

		4,694,546
	HEALTH CARE — 9.6%
15,302	AdaptHealth Corp.*	153,020
1,446	Addus HomeCare Corp.*	167,895
11,218	ADMA Biologics, Inc.*	125,417
2,993	ANI Pharmaceuticals, Inc.*	190,594
17,759	Catalyst Pharmaceuticals, Inc.*	275,087
5,725	Halozyme Therapeutics, Inc.*	299,761
3,212	LeMaitre Vascular, Inc.	264,284
1,825	Mesa Laboratories, Inc.	158,355
9,485	Owens & Minor, Inc.*	128,048
3,013	Simulations Plus, Inc.	146,492

		1,908,953
	INDUSTRIALS — 22.1%
594	Acuity Brands, Inc.	143,415
1,717	Alamo Group, Inc.	297,041
18,188	Aris Water Solutions, Inc. - Class A	285,006
2,536	Astec Industries, Inc.	75,218
3,719	AZZ, Inc.	287,293
6,436	Barnes Group, Inc.	266,515
11,728	BrightView Holdings, Inc.*	155,982
1,321	Chart Industries, Inc.*	190,673
5,292	Enerpac Tool Group Corp. - Class A	202,049
1,050	Enpro, Inc.	152,848
11,095	Gates Industrial Corp. PLC*,1	175,412
4,082	Gibraltar Industries, Inc.*	279,821
2,889	Hexcel Corp.	180,418
992	Huron Consulting Group, Inc.*	97,712
1,863	IES Holdings, Inc.*	259,572
2,997	Insteel Industries, Inc.	92,787
851	Miller Industries, Inc.	46,822
1,710	Oshkosh Corp.	185,022
1,272	Simpson Manufacturing Co., Inc.	214,370
1,254	UFP Industries, Inc.	140,448
675	Valmont Industries, Inc.	185,254
9,869	Wabash National Corp.	215,539

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
1,595	WESCO International, Inc.	$252,839

		4,382,056
	INFORMATION TECHNOLOGY — 7.0%
1,360	Axcelis Technologies, Inc.*	193,378
723	Belden, Inc.	67,817
17,928	Cambium Networks Corp.*,1	50,019
2,018	Coherent Corp.*	146,224
1,820	Diodes, Inc.*	130,913
6,164	Ichor Holdings Ltd.*,1	237,622
1,611	Insight Enterprises, Inc.*	319,558
1,265	Plexus Corp.*	130,523
1,934	Progress Software Corp.	104,939

		1,380,993
	MATERIALS — 7.3%
2,972	Carpenter Technology Corp.	325,672
1,196	Eagle Materials, Inc.	260,082
2,307	H.B. Fuller Co.	177,547
3,978	Hawkins, Inc.	361,998
1,103	Materion Corp.	119,267
1,119	Quaker Chemical Corp.	189,894

		1,434,460
	REAL ESTATE — 8.2%
7,067	Alpine Income Property Trust, Inc. - REIT	109,963
4,972	American Assets Trust, Inc. - REIT	111,273
5,024	Community Healthcare Trust, Inc. - REIT	117,511
4,285	COPT Defense Properties - REIT	107,254
784	EastGroup Properties, Inc. - REIT	133,359
3,280	Essential Properties Realty Trust, Inc. - REIT	90,889
10,259	Hudson Pacific Properties, Inc. - REIT	49,346
10,203	Kite Realty Group Trust - REIT	228,343
3,324	National Storage Affiliates Trust - REIT	137,015
3,002	Phillips Edison & Co., Inc., REIT	98,196
3,683	PotlatchDeltic Corp. - REIT	145,073
6,065	UMH Properties, Inc. - REIT	96,979
13,640	Xenia Hotels & Resorts, Inc. - REIT	195,461

		1,620,662
	UTILITIES — 3.0%
1,271	ALLETE, Inc.	79,247
2,036	American States Water Co.	147,753
4,539	Avista Corp.	157,095
1,480	IDACORP, Inc.	137,862

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
3,265	UGI Corp.	$74,768
		596,725
	TOTAL COMMON STOCKS
	(Cost $16,798,398)	18,710,672
	EXCHANGE-TRADED FUNDS — 0.9%
1,191	iShares Russell 2000 Value ETF	181,389
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $184,907)	181,389

Principal Amount
	SHORT-TERM INVESTMENTS — 4.8%
$935,338	Goldman Sachs FS Government Fund - Institutional Class, 5.14%[2]	935,338
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $935,338)	935,338

	TOTAL INVESTMENTS — 100.2%
	(Cost $17,918,643)	19,827,399
	Liabilities in Excess of Other Assets — (0.2)%	(32,467)
	NET ASSETS — 100.0%	$19,794,932

PLC – Public Limited Company
REIT – Real Estate Investment Trusts
ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Kennedy Capital Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of June 30, 2024 (Unaudited)

	Kennedy Capital ESG SMID Cap Fund	Kennedy Capital Small Cap Growth Fund	Kennedy Capital Small Cap Value Fund
Assets:
Investments, at value (cost $52,385,203, $522,055 and $17,918,643, respectively)	$59,297,784	$619,407	$19,827,399
Receivables:
Investment securities sold	-	-	45,194
Fund shares sold	16,627	-	-
Dividends and interest	31,618	276	14,820
Due from Advisor	-	14,933	2,072
Prepaid expenses	18,648	11,405	14,375
Total assets	59,364,677	646,021	19,903,860

Liabilities:
Payables:
Investment securities purchased	-	-	53,761
Offering costs - Advisor	-	16,685	16,685
Advisory fees	18,519	-	-
Fund administration and accounting fees	14,424	9,533	7,690
Transfer agent fees and expenses	6,262	2,470	1,883
Custody fees	5,948	3,443	4,225
Trustees' deferred compensation (Note 3)	19,465	7,455	7,674
Auditing fees	9,258	8,079	9,079
Legal fees	5,980	8,672	4,499
Chief Compliance Officer fees	3,418	681	699
Trustees' fees and expenses	336	887	1,296
Accrued other expenses	4,512	691	1,437
Total liabilities	88,122	58,596	108,928
Commitments and contingencies (Note 3)
Net Assets	$59,276,555	$587,425	$19,794,932

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$54,421,215	$506,370	$17,232,191
Total distributable earnings (accumulated deficit)	4,855,340	81,055	2,562,741
Net Assets	$59,276,555	$587,425	$19,794,932

Maximum Offering Price per Share:
Institutional Class:
Net assets applicable to shares outstanding	$59,276,555	$587,425	$19,794,932
Shares of beneficial interest issued and outstanding	3,999,552	50,697	1,716,098
Net asset value, offering and redemption price per share	$14.82	$11.59	$11.53

See accompanying Notes to Financial Statements.

Kennedy Capital Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

	Kennedy Capital ESG SMID Cap Fund	Kennedy Capital Small Cap Growth Fund	Kennedy Capital Small Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $96, $0 and $0, respectively)	$268,250	$830	$148,250
Interest	46,573	532	13,896
Total investment income	314,823	1,362	162,146

Expenses:
Advisory fees	223,954	2,338	74,757
Fund administration and accounting fees	50,244	45,073	47,762
Transfer agent fees and expenses	17,494	6,007	7,078
Custody fees	7,472	3,717	4,327
Registration fees	14,129	4,395	6,835
Auditing fees	8,477	7,979	7,979
Trustees' fees and expenses	7,465	5,121	6,895
Miscellaneous	7,462	2,992	2,839
Shareholder reporting fees	6,296	5,492	5,530
Chief Compliance Officer fees	3,155	3,991	4,006
Insurance fees	1,976	2,712	1,794
Legal fees	1,610	3,428	879
Excise tax expense	188	1	10
Total expenses	349,922	93,246	170,691
Advisory fees recovered (waived)	(104,878)	(2,338)	(74,757)
Other expenses reimbursed	-	(88,369)	(14,786)
Net expenses	245,044	2,539	81,148
Net investment income (loss)	69,779	(1,177)	80,998

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	78,995	16,789	460,950
Net change in unrealized appreciation (depreciation) on investments	600,423	17,723	2,581
Net realized and unrealized gain (loss)	679,418	34,512	463,531

Net Increase (Decrease) in Net Assets from Operations	$749,197	$33,335	$544,529

See accompanying Notes to Financial Statements.

Kennedy Capital ESG SMID Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$69,779	$169,446
Net realized gain (loss) on investments	78,995	(1,703,470)
Net change in unrealized appreciation (depreciation) on investments	600,423	9,143,891
Net increase (decrease) in net assets resulting from operations	749,197	7,609,867

Distributions to Shareholders:
Institutional Class	-	(164,162)
Total distributions to shareholders	-	(164,162)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	4,119,953	12,627,508
Reinvestment of distributions:
Institutional Class	-	135,105
Cost of shares redeemed:
Institutional Class	(3,335,610)	(1,355,821)
Net increase (decrease) in net assets from capital transactions	784,343	11,406,792

Total increase (decrease) in net assets	1,533,540	18,852,497

Net Assets:
Beginning of period	57,743,015	38,890,518
End of period	$59,276,555	$57,743,015
Capital Share Transactions:
Shares sold:
Institutional Class	279,148	949,939
Shares reinvested:
Institutional Class	-	9,869
Shares redeemed:
Institutional Class	(225,225)	(103,303)
Net increase (decrease) in capital share transactions	53,923	856,505

See accompanying Notes to Financial Statements.

Kennedy Capital Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(1,177)	$(1,366)
Net realized gain (loss) on investments	16,789	(22,863)
Net change in unrealized appreciation (depreciation) on investments	17,723	102,832
Net increase (decrease) in net assets resulting from operations	33,335	78,603

Distributions to Shareholders:
Institutional Class	-	(2,185)
Total distributions to shareholders	-	(2,185)

Capital Transactions:
Reinvestment of distributions:
Institutional Class	-	2,185
Net increase (decrease) in net assets from capital transactions	-	2,185

Total increase (decrease) in net assets	33,335	78,603

Net Assets:
Beginning of period	554,090	475,487
End of period	$587,425	$554,090
Capital Share Transactions:
Shares reinvested:
Institutional Class	-	217
Net increase (decrease) in capital share transactions	-	217

See accompanying Notes to Financial Statements.

Kennedy Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$80,998	$125,558
Net realized gain (loss) on investments	460,950	237,364
Net change in unrealized appreciation (depreciation) on investments	2,581	1,987,899
Net increase (decrease) in net assets resulting from operations	544,529	2,350,821

Distributions to Shareholders:
Institutional Class	-	(260,461)
Total distributions to shareholders	-	(260,461)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	4,054,934	7,798,896
Reinvestment of distributions:
Institutional Class	-	257,531
Cost of shares redeemed:
Institutional Class	(47,373)	(518,558)
Net increase (decrease) in net assets from capital transactions	4,007,561	7,537,869

Total increase (decrease) in net assets	4,552,090	9,628,229

Net Assets:
Beginning of period	15,242,842	5,614,613
End of period	$19,794,932	$15,242,842
Capital Share Transactions:
Shares sold:
Institutional Class	367,081	809,454
Shares reinvested:
Institutional Class	-	24,387
Shares redeemed:
Institutional Class	(4,235)	(51,418)
Net increase (decrease) in capital share transactions	362,846	782,423

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Kennedy Capital ESG SMID Cap Fund

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,				For the Period June 28, 2019* through December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.63	$12.59	$15.39	$13.11	$10.86	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02	0.05	- [2]	(0.01)	- [2]	0.01
Net realized and unrealized gain (loss)	0.17	2.03	(2.74)	3.31	2.28	0.87
Total from investment operations	0.19	2.08	(2.74)	3.30	2.28	0.88

Less Distributions:
From net investment income	-	(0.04)	(0.01)	-	(0.03)	(0.02)
From net realized gain	-	-	(0.05)	(1.02)	-	-
Total distributions	-	(0.04)	(0.06)	(1.02)	(0.03)	(0.02)
Net asset value, end of period	$14.82	$14.63	$12.59	$15.39	$13.11	$10.86

Total return[3]	1.30%[4]	16.56%	(17.82)%	25.47%	20.98%	8.83%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$59,277	$57,743	$38,891	$13,327	$6,368	$1,390

Ratio of expenses to average net assets (including excise tax expense):
Before fees waived and expenses absorbed/recovered	1.17%[5,6]	1.28%	1.52%	2.49%	15.92%	19.45%[5]
After fees waived and expenses absorbed/recovered	0.82%[5,6]	0.82%	0.82%	0.82%	0.82%	0.82%[5]
Ratio of net investment income (loss) to average net assets (including excise tax expense):
Before fees waived and expenses absorbed/recovered	(0.12)%[5]	(0.08)%	(0.71)%	(1.75)%	(15.08)%	(18.53)%[5]
After fees waived and expenses absorbed/recovered	0.23%[5]	0.38%	(0.01)%	(0.08)%	0.02%	0.10%[5]

Portfolio turnover rate	35%[4]	58%	50%	87%	63%	27%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If excise tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2024.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Kennedy Capital Small Cap Growth Fund

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Period April 27, 2022* through December 31, 2022
Net asset value, beginning of period	$10.93	$9.42	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.03)	(0.04)
Net realized and unrealized gain (loss)	0.68	1.58	(0.45)
Total from investment operations	0.66	1.55	(0.49)

Less Distributions:
From net investment income	-	(0.04)	(-)[2]
From net realized gain	-	-	(0.09)
Total distributions	-	(0.04)	(0.09)
Net asset value, end of period	$11.59	$10.93	$9.42

Total return[3]	6.04%[4]	16.53%	(4.89)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$587	$554	$475

Ratio of expenses to average net assets (including excise tax expense):
Before fees waived and expenses absorbed/recovered	32.68%[5,6]	33.44%	37.88%[5]
After fees waived and expenses absorbed/recovered	0.89%[5,6]	0.89%	0.89%[5]
Ratio of net investment income (loss) to average net assets (including excise tax expense):
Before fees waived and expenses absorbed/recovered	(32.21)%[5]	(32.82)%	(37.59)%[5]
After fees waived and expenses absorbed/recovered	(0.42)%[5]	(0.27)%	(0.60)%[5]

Portfolio turnover rate	21%[4]	37%	17%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If excise tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2024.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Kennedy Capital Small Cap Value Fund

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Period April 27, 2022* through December 31, 2022
Net asset value, beginning of period	$11.26	$9.84	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.05	0.12	0.08
Net realized and unrealized gain (loss)	0.22	1.50	(0.11)
Total from investment operations	0.27	1.62	(0.03)

Less Distributions:
From net investment income	-	(0.09)	(0.03)
From net realized gain	-	(0.11)	(0.10)
Total distributions	-	(0.20)	(0.13)
Net asset value, end of period	$11.53	$11.26	$9.84

Total return[2]	2.40%[3]	16.55%	(0.34)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$19,795	$15,243	$5,615

Ratio of expenses to average net assets (including excise tax expense):
Before fees waived and expenses absorbed/recovered	1.87%[4,5]	2.41%	10.08%[4]
After fees waived and expenses absorbed/recovered	0.89%[4,5]	0.89%	0.89%[4]
Ratio of net investment income (loss) to average net assets (including excise tax expense):
Before fees waived and expenses absorbed/recovered	(0.09)%[4]	(0.37)%	(8.06)%[4]
After fees waived and expenses absorbed/recovered	0.89%[4]	1.15%	1.13%[4]

Portfolio turnover rate	28%[3]	50%	220%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If excise tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2024.

See accompanying Notes to Financial Statements.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Unaudited)

Note 1 – Organization

Kennedy Capital ESG SMID Cap Fund (the ‘‘ESG SMID Cap Fund”), Kennedy Capital Small Cap Growth Fund (the “Small Cap Growth Fund”), and Kennedy Capital Small Cap Value Fund (the “Small Cap Value Fund”) are organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Kennedy Capital ESG SMID Cap Fund’s investment objective is capital appreciation. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The Fund’s Institutional Class shares commenced operations on June 28, 2019. The Fund’s Investor Class shares are not currently available for purchase.

The Kennedy Capital Small Cap Growth Fund’s investment objective is capital appreciation. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The Fund’s Institutional Class shares commenced operations on April 27, 2022. The Fund’s Investor Class shares are not currently available for purchase.

The Kennedy Capital Small Cap Value Fund’s investment objective is capital appreciation. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The Fund’s Institutional Class shares commenced operations on April 27, 2022. The Fund’s Investor Class shares are not currently available for purchase.

With regards to the ESG SMID Cap Fund, the Small Cap Growth Fund, and the Small Cap Value Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds’ might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds’ must utilize fair value pricing.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the years ended December 31, 2020 through December 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

(d) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually, typically in December. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Kennedy Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels of each Fund’s average daily net assets of the Institutional Class shares. This agreement is in effect until April 30, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the investment advisory fee annual rate and the expense cap by Fund and by Class:

	Investment Advisory	Total Limit on Annual Operating Expenses
	Fees	Institutional Class
ESG SMID Cap Fund	0.75%	0.82%
Small Cap Growth Fund	0.82%	0.89%
Small Cap Value Fund	0.82%	0.89%

For the six months ended June 30, 2024, the Advisor waived its advisory fees and absorbed other expenses totaling $104,878, $90,707, and $89,543 for the ESG SMID Cap Fund, Small Cap Growth Fund, and Small Cap Value Fund, respectively. The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At June 30, 2024, the amount of these potentially recoverable expenses was $743,809, $374,692, and $375,249 for the ESG SMID Cap Fund, Small Cap Growth Fund, and Small Cap Value Fund, respectively. The potential recoverable amount is noted as "Commitments and contingencies" as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

	ESG SMID Cap Fund	Small Cap Growth Fund	Small Cap Value Fund
2024	214,965	-	-
2025	216,728	120,070	120,419
2026	207,238	163,915	165,287
2027	104,878	90,707	89,543
Total	$743,809	$374,692	$375,249

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2024, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and will be disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income will be included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2024 are reported on the Statements of Operations.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

Note 4 – Federal Income Taxes

At June 30, 2024, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

	ESG SMID Cap Fund	Small Cap Growth Fund	Small Cap Value Fund

Cost of investments	$52,778,106	$522,073	$17,927,145

Gross unrealized appreciation	$8,655,638	$151,345	$2,869,669
Gross unrealized depreciation	(2,135,960)	(54,011)	(969,415)
Net unrealized appreciation (depreciation) on investments	$6,519,678	$97,334	$1,900,254

The difference between cost amounts for financial statements and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

	ESG SMID Cap Fund	Small Cap Growth Fund	Small Cap Value Fund

Undistributed ordinary income	$1,027	$716	$30,948
Undistributed long-term gains	-	-	95,116
Tax accumulated earnings	1,027	716	126,064

Accumulated capital and other losses	$(1,797,021)	$(26,941)	$-

Unrealized appreciation (depreciation) on investments	5,919,255	79,282	1,897,673
Unrealized deferred compensation	(17,117)	(5,337)	(5,524)

Total accumulated earnings (deficit)	$4,106,144	$47,720	$2,018,213

The tax character of the distributions paid during the fiscal years ended December 31, 2023 and December 31, 2022 were as follows:

	ESG SMID Cap Fund		Small Cap Growth Fund		Small Cap Value Fund

	2023	2022	2023	2022	2023	2022
Distributions paid from:
Ordinary income	$164,162	$118,992	$2,185	$4,488	$245,119	$72,700
Long-term capital gains	-	59,041	-	222	15,342	292
Total distributions paid	$164,162	$178,033	$2,185	$4,670	$260,461	$72,992

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

Note 5 – Investment Transactions

For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
ESG SMID Cap Fund	$20,739,584	$20,631,424
Small Cap Growth Fund	126,166	153,265
Small Cap Value Fund	8,397,090	4,993,161

Note 6 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Rule 12b-1 plan with respect to its Investor Class shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Investor Class shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Investor Class shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. As of June 30, 2024, the Investor Class shares had not commenced operations. Institutional Class shares are not subject to any distribution or service fees under the plan.

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2024, in valuing the Funds’ assets carried at fair value:

ESG SMID Cap Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$56,834,383	$-	$-	$56,834,383
Short-Term Investments	2,463,401	-	-	2,463,401
Total Assets	$59,297,784	$-	$-	$59,297,784

[1]	For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks
Communication Services	$13,064	$-	$-	$13,064
Consumer Discretionary	69,851	-	-	69,851
Consumer Staples	24,351	-	-	24,351
Financials	45,831	-	-	45,831
Health Care	111,735	-	0	111,735
Industrials	155,621	-	-	155,621
Information Technology	162,360	-	-	162,360
Real Estate	8,738	-	-	8,738
Short-Term Investments	27,856	-	-	27,856
Total Assets	$619,407	$-	$0	$619,407

*	The Fund did not hold any Level 2 securities at period end.

**	The Fund held Level 3 securities valued at zero at period end.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$18,710,672	$-	$-	$18,710,672
Exchange-Traded Funds	181,389			181,389
Short-Term Investments	935,338	-	-	935,338
Total Assets	$19,827,399	$-	$-	$19,827,399

[1]	For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Small Cap Growth Fund
Beginning balance December 31, 2023	$0
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Net purchases	-
Return of Capital	-
Net sales	-
Balance as of June 30, 2024	$0

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2024:

Small Cap Growth Fund
Asset Class	Fair Value at 6/30/24	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Common Stock	$ 0	Market Approach	Discount for lack of marketability	$ 0	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 9 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

Note 10- New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted procedures in accordance with the SEC’s rules and form amendments.

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Kennedy Capital ESG SMID Cap Fund, Kennedy Capital Small Cap Growth Fund, and Kennedy Capital Small Cap Value Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on April 17, 2024, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Kennedy Capital Management LLC (the “Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and collectively, the “Funds”):

●	Kennedy Capital ESG SMID Cap Fund (the “ESG SMID Cap Fund”),

●	Kennedy Capital Small Cap Growth Fund (the “Small Cap Growth Fund”), and

●	Kennedy Capital Small Cap Value Fund (the “Small Cap Value Fund”).

In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended January 31, 2024; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The ESG SMID Cap Fund’s annualized total return for the three-year period was above the Peer Group median return and the Russell 2500 Index return, but below the Small Blend Fund Universe median return by 0.05%. The Fund’s total return for the one-year period was below Fund Universe median return, the Russell 2500 Index return, and the Peer Group median return by 0.24%, 0.54%, and 0.79%, respectively. The Trustees noted the Advisor’s assertion that the Fund’s underperformance for the one-year period was driven by unfavorable stock selection in the consumer staples, financials, and information technology sectors, including the lack of exposure to the commercial and residential mortgage finance industry within the financials sector.

Kennedy Capital ESG SMID Cap Fund, Kennedy Capital Small Cap Growth Fund, and Kennedy Capital Small Cap Value Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

●	The Small Cap Growth Fund’s total return for the one-year period was below the Peer Group and Small Growth Fund Universe median returns and the Russell 2000 Growth Index return by 0.22%, 0.70%, and 1.22%, respectively. The Trustees noted the Advisor’s assertion that the Fund’s underperformance during the period was primarily driven by the significant declines of three holdings in the biotechnology industry, each due to company-specific reasons. The Trustees also considered that the Fund had been operating for a relatively short period, and that performance over longer periods would be more meaningful.

●	The Small Cap Value Fund’s total return for the one-year period was above the Small Value Fund Universe median return and the Russell 2000 Value Index return, and was the same as the Peer Group median return.

The Board considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the Advisor’s organization and operations, the Advisor’s commitment to the maintenance and growth of the Funds’ assets, and the Advisor’s compliance structure and compliance procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The ESG SMID Cap Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and Small Blend Fund Universe medians. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees that the Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Advisor’s separate account clients. The Trustees also considered that the Fund’s advisory fee was lower than the advisory fees paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

●	The Small Cap Growth Fund’s annual investment advisory fee (gross of fee waivers) was below the Peer Group median, but slightly higher than the Small Growth Fund Universe median by 0.01%. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees that the Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Advisor’s separate account clients. The Trustees also considered that the Fund’s advisory fee was within the range of the advisory fees paid by the other series of the Trust managed by the Advisor.

Kennedy Capital ESG SMID Cap Fund, Kennedy Capital Small Cap Growth Fund, and Kennedy Capital Small Cap Value Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

●	The Small Cap Value Fund’s annual investment advisory fee (gross of fee waivers) was slightly above both the Peer Group and Small Value Fund Universe medians by 0.02%. The Trustees considered that the Fund’s advisory fee was not in the highest quartile of advisory fees of those funds in the Peer Group or the Fund Universe. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Advisor’s separate account clients. The Trustees also considered that the Fund’s advisory fee was within the range of the advisory fees paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Funds.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended January 31, 2024. The Board noted that the Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Small Cap Growth Fund and Small Cap Value Fund, had waived a majority of its advisory fee for the ESG SMID Cap Fund, and had not realized a profit with respect to any of the Funds.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

Date	9/9/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

Date	9/9/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/9/2024